Debt - Additional Information (Details) ¥ in Millions					1 Months Ended		12 Months Ended
	Dec. 18, 2025 USD ($)	Dec. 17, 2025 USD ($)	Oct. 01, 2025	Aug. 22, 2023 USD ($)	Dec. 31, 2025 USD ($)	Nov. 30, 2023 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2026 USD ($)	Nov. 20, 2023 USD ($)	Aug. 22, 2023 CNY (¥)	Oct. 01, 2021 USD ($)
Debt Instrument [Line Items]
Ratio of Indebtedness to Net Capital	2.5	2.5
Interest Coverage Ratio	1	1
7.875% Senior Secured Bonds due 2028
Debt Instrument [Line Items]
Long-term debt, fair value					$ 204,500,000		$ 204,500,000	$ 205,000,000
Stated interest rate								7.875%
Long-Term Debt, Fair Value					$ 204,500,000		$ 204,500,000	$ 205,000,000
Seven Point Eight Seven Five Senior Secured Bonds due 2028 [Member]
Debt Instrument [Line Items]
Stated interest rate					7.875%		7.875%	7.875%
Seven Point Eight Seven Five Senior Secured Bonds due 2028 [Member] | HMH Holding BV And Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term debt, fair value					$ 204,500,000		$ 204,500,000
Debt Instrument, Face Amount		$ 200,000,000
Debt Instrument, Maturity Date		Dec. 17, 2028
Stated interest rate		7.875%			9.875%		9.875%
Additional Bond Issuance Capacity Amount		$ 125
Minimum Liquidity Required Under Debt Agreement Amount		$ 30,000,000
Debt Instrument Mandatory Prepayment Price Percentage		101.00%
Debt Instrument Fair Value Percentage Of Principal					102.25%		102.25%
Long-Term Debt, Fair Value					$ 204,500,000		$ 204,500,000
Seven Point Eight Seven Five Senior Secured Bonds due 2028 [Member] | HMH Holding BV And Subsidiaries [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage		103.938%
Seven Point Eight Seven Five Senior Secured Bonds due 2028 [Member] | HMH Holding BV And Subsidiaries [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage		100.50%
Nine Point Eight Seven Five Senior Secured Bonds due 2026 [Member] | HMH Holding BV And Subsidiaries [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount						$ 200,000,000
Debt Instrument, Maturity Date						Nov. 16, 2026
Stated interest rate					7.875%	9.875%	7.875%
Debt Instrument, Redemption Price, Percentage					103.292%
Long-Term Debt, Gross					$ 200,000,000		$ 200,000,000
Gain (Loss) on Extinguishment of Debt							$ 8,000,000
Loans Payable [Member] | HMH Holding BV And Subsidiaries [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date			Dec. 18, 2028
Loans Payable [Member] | HMH Holding BV And Subsidiaries [Member] | Baker Hughes Holdings LLC [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount											$ 80,000,000
Loans Payable [Member] | HMH Holding BV And Subsidiaries [Member] | Akastor AS [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount											$ 20,000,000
Shareholder Loans [Member] | HMH Holding BV And Subsidiaries [Member]
Debt Instrument [Line Items]
Stated interest rate					8.00%		8.00%
Long-Term Debt, Gross					$ 143,700,000		$ 143,700,000
Shareholder Loans [Member] | HMH Holding BV And Subsidiaries [Member] | Baker Hughes Holdings LLC [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross					112,400,000		112,400,000
Deferred Tax Asset Consideration Payable Amount					300,000		300,000
Shareholder Loans [Member] | HMH Holding BV And Subsidiaries [Member] | Akastor AS [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross					31,300,000		31,300,000
Deferred Tax Asset Consideration Payable Amount					$ 3,000,000		$ 3,000,000
Line of Credit [Member] | HMH Holding BV And Subsidiaries [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 75,000,000								$ 50,000,000
Minimum Liquidity Required Under Debt Agreement Amount	30
Debt Issuance Costs, Net	$ 800,000
Debt Instrument, Unused Borrowing Capacity, Description	Company is required to pay a quarterly commitment fee equal to 40% of the applicable margin on the unused available commitments
Line of Credit [Member] | HMH Holding BV And Subsidiaries [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	4.00%
Line of Credit [Member] | HMH Holding BV And Subsidiaries [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.00%
Line of Credit [Member] | HMH Holding BV And Subsidiaries [Member] | Debt Instrument, Redemption, Period One [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Jun. 17, 2028
Line of Credit [Member] | HMH Holding BV And Subsidiaries [Member] | Debt Instrument, Redemption, Period Two [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	May 16, 2026
Foreign Line of Credit [Member] | HMH Holding BV And Subsidiaries [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 1,430,000						¥ 10.0
Debt Instrument, Unused Borrowing Capacity, Fee				$ 0
Foreign Line of Credit [Member] | HMH Holding BV And Subsidiaries [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				0.40%